NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED SEPTEMBER 1, 2015

TO PROSPECTUSES

Nuveen Multistate Trust I	Nuveen Investment Trust III
Prospectus dated September 30, 2014	Prospectus dated October 13, 2014
Nuveen Multistate Trust II	Nuveen Investment Trust V
Prospectuses dated June 30, 2015	Prospectuses dated January 30, 2015
Nuveen Multistate Trust III	Nuveen Investment Funds, Inc.
Prospectus dated September 30, 2014	Prospectus dated September 30, 2014
Prospectus dated October 31, 2014
Nuveen Multistate Trust IV	Prospectus dated January 30, 2015
Prospectus dated September 30, 2014	Prospectus dated February 27, 2015
Prospectus dated April 30, 2015
Nuveen Investment Trust
Prospectuses dated October 31, 2014	Nuveen Strategy Funds, Inc.
Prospectuses dated December 31, 2014	Prospectus dated December 31, 2014, as
Prospectus dated January 30, 2015	supplemented April 30, 2015

Nuveen Investment Trust II
Prospectus dated October 13, 2014
Prospectuses dated November 28, 2014
Prospectus dated December 31, 2014
Prospectus dated January 30, 2015

Effective November 1, 2015, if you purchase $1 million or more of Class A shares at net asset value without an up-front sales charge, you will be assessed a contingent deferred sales charge of 1.00% if you redeem any of your shares within 18 months of purchase and you are not eligible for a waiver.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLP-0915P